AQR Diversified Arbitrage Fund Investment Strategy - AQR Diversified Arbitrage Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to outperform, after expenses, the ICE BofA US 3-Month Treasury Bill Index while seeking to control its tracking risk relative to this benchmark. The ICE BofA US 3-Month Treasury Bill Index is designed to measure the performance of a high-quality short-term cash-equivalent investment. An investment in the Fund is more volatile than an investment in Treasury Bills, and is not backed by the full faith and credit of the U.S. Government.The Fund uses a number of arbitrage investment strategies employed by hedge funds and proprietary trading desks of investment banks, including merger arbitrage, convertible arbitrage, and other kinds of arbitrage strategies and corporate event strategies described more fully below. In order to pursue these investment strategies, the Fund invests in a diversified portfolio of instruments, including equities, convertible securities, debt securities, loans (including unfunded loan commitments), rights, warrants, options, swaps (including equity swaps, convertible bond swaps, convertible preferred swaps, credit default swaps, credit default index swaps, credit derivative swaps, and swaps on warrants), futures contracts, forwards or other types of derivative instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Sub-Adviser tactically allocates the Fund’s assets across arbitrage and alternative investment strategies with positive anticipated returns based on market conditions. The Fund may invest in or have exposure to companies of any size.The Sub-Adviser will employ hedging strategies with the intent of (i) reducing the risk associated with each of the arbitrage and corporate event strategies; (ii) keeping the overall volatility of the Fund’s net asset value low; and (iii) maintaining a low correlation with the overall equity market.The Fund will also engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. For arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements. The Fund makes use of derivative instruments, which may be used for hedging purposes, as a substitute for investing in conventional securities and for investment purposes. The Fund will also use derivatives to increase its economic exposure, either long or short, to a particular security, currency or index. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivative instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through a derivative instrument providing leveraged exposure to the asset and that derivative instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will also be magnified. A decline in the Fund’s assets due to losses magnified by the derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. The Fund also may use derivative instruments to gain exposure to any instrument in which the Fund may invest directly. There is no assurance that the Fund’s use of derivative instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Fund invests in debt securities, which may be of any credit rating, maturity or duration, and which may include high-yield or “junk” bonds. A portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on. In response to adverse market, economic or other conditions, such as the availability of attractive arbitrage and corporate event opportunities (or lack thereof), the Fund may temporarily invest a substantial portion of its assets in such cash or cash equivalent securities and during such periods the Fund may not achieve its investment objective. The Fund will invest in issuers in foreign countries, which may include emerging market countries.Examples of Arbitrage and Corporate Event Strategies:Merger Arbitrage: When engaging in merger arbitrage, the Sub-Adviser buys shares of the “target” company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the Sub-Adviser will typically hedge the exposure to the acquirer by shorting the stock of the acquiring company.Convertible Arbitrage: When employing a convertible arbitrage strategy, the Sub-Adviser invests in convertible securities that are trading at discounts to their fundamental values and attempts to mitigate the various risks associated with investing in such convertible securities. In some cases, convertible securities trade at premiums relative to their fundamental values; in such cases the Fund would short sell the respective convertible security and employ various hedging strategies to mitigate the various risks associated with being short the convertible security.Corporate Events: The Sub-Adviser also employs other arbitrage and corporate event strategies when market opportunities arise. Examples of such investments can include distressed investments, IPOs (Initial Public Offerings), SEOs (Seasoned Equity Offerings), “price-pressure” trades, “dual-class” arbitrage and “closed-end fund” arbitrage among other strategies. Additionally, as a part of its corporate events strategy, the Fund will invest in Special Purpose Acquisition Companies (“SPACs”). SPACs, sometimes referred to as “blank check” companies, are publicly traded companies or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. The Fund seeks to capture a liquidity premium when these securities (initially a unit comprised of a share and a right or a warrant) are selling at a discount to their fundamental value.